UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 1/31/16

Fund's investmentsTax-Advantaged Global Shareholder Yield Fund

As of 1-31-16 (unaudited)
	Shares	Value
Common stocks 96.8%		$94,855,112
(Cost $99,892,118)
Australia 3.7%		3,580,125
Commonwealth Bank of Australia	11,800	667,000
Sonic Healthcare, Ltd.	38,100	502,286
Telstra Corp., Ltd.	313,400	1,262,799
Westpac Banking Corp.	51,839	1,148,040
Canada 6.1%		5,972,142
Agrium, Inc.	6,545	568,564
BCE, Inc.	53,500	2,155,047
Rogers Communications, Inc., Class B	50,060	1,714,168
Shaw Communications, Inc., Class B	38,500	666,447
TELUS Corp.	31,200	867,916
France 6.4%		6,300,643
AXA SA	22,840	564,439
Sanofi	4,900	407,487
SCOR SE	29,200	1,017,861
Total SA	41,400	1,839,025
Vinci SA	17,200	1,165,252
Vivendi SA	60,100	1,306,579
Germany 6.4%		6,225,054
Allianz SE	3,620	585,847
BASF SE	10,500	699,858
Daimler AG	11,400	798,157
Deutsche Post AG	19,600	475,041
Deutsche Telekom AG	31,600	550,247
Muenchener Rueckversicherungs AG	8,700	1,676,241
Siemens AG	15,020	1,439,663
Italy 1.8%		1,719,699
Terna Rete Elettrica Nazionale SpA	320,900	1,719,699
Netherlands 1.2%		1,186,110
Royal Dutch Shell PLC, ADR, Class A (C)	27,000	1,186,110
Norway 2.5%		2,498,540
Orkla ASA	102,800	832,825
Statoil ASA	91,700	1,254,774
Yara International ASA	10,840	410,941
Singapore 1.2%		1,171,830
Singapore Exchange, Ltd.	108,400	540,015
Singapore Telecommunications, Ltd.	254,800	631,815
Spain 0.7%		679,684
Gas Natural SDG SA	34,600	679,684
Sweden 0.9%		890,960
Svenska Handelsbanken AB, A Shares	70,810	890,960
Switzerland 2.7%		2,622,593
Nestle SA	7,200	530,441
Roche Holding AG	2,700	699,365
Swisscom AG	2,800	1,392,787

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Advantaged Global Shareholder Yield Fund

	Shares	Value
Taiwan 0.8%		$802,365
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	35,900	802,365
United Kingdom 15.9%		15,596,191
Aberdeen Asset Management PLC	185,900	655,271
AstraZeneca PLC, ADR (C)	43,260	1,393,837
BAE Systems PLC	176,700	1,306,846
British American Tobacco PLC	23,800	1,326,218
Diageo PLC	27,600	743,034
GlaxoSmithKline PLC	83,900	1,728,379
Imperial Tobacco Group PLC	31,000	1,678,513
National Grid PLC	145,800	2,054,132
SSE PLC	85,800	1,780,294
Unilever PLC	21,300	936,449
Vodafone Group PLC	620,100	1,993,218
United States 46.5%		45,609,176
AbbVie, Inc.	17,930	984,357
Altria Group, Inc. (C)	29,500	1,802,745
Ameren Corp. (C)	31,400	1,410,488
Arthur J. Gallagher & Company	12,200	459,208
AT&T, Inc. (C)	69,900	2,520,594
Automatic Data Processing, Inc. (C)	7,900	656,411
CenturyLink, Inc. (C)	48,500	1,232,870
CME Group, Inc. (C)	8,500	763,725
Duke Energy Corp. (C)	22,155	1,668,272
Eaton Corp. PLC	12,230	617,737
Emerson Electric Company (C)	13,920	640,042
Entergy Corp.	22,800	1,609,224
Exxon Mobil Corp.	10,400	809,640
Johnson & Johnson	6,025	629,251
Kimberly-Clark Corp.	8,900	1,142,938
Lockheed Martin Corp. (C)	3,700	780,700
McDonald's Corp. (C)	11,200	1,386,336
Merck & Company, Inc. (C)	13,600	689,112
Microchip Technology, Inc. (C)	16,100	721,441
Microsoft Corp. (C)	12,400	683,116
Occidental Petroleum Corp. (C)	19,100	1,314,653
People's United Financial, Inc. (C)	91,300	1,311,981
PepsiCo, Inc.	6,600	655,380
Pfizer, Inc.	18,700	570,163
Philip Morris International, Inc. (C)	27,260	2,453,673
PPL Corp. (C)	61,600	2,159,696
R.R. Donnelley & Sons Company (C)	56,130	784,136
Regal Entertainment Group, Class A (C)	51,600	890,100
Reynolds American, Inc. (C)	37,300	1,863,135
Seagate Technology PLC (C)	33,650	977,533
TECO Energy, Inc. (C)	27,800	753,936
Texas Instruments, Inc.	31,400	1,662,002
The Coca-Cola Company	14,100	605,172
The Dow Chemical Company (C)	23,200	974,400
The Procter & Gamble Company	9,400	767,886
The Southern Company	16,800	821,856
Verizon Communications, Inc. (C)	50,339	2,515,440

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Advantaged Global Shareholder Yield Fund

Shares	Value
United States (continued)
Waste Management, Inc. (C)	12,700	672,465
WEC Energy Group, Inc. (C)	33,200	1,833,636
Wells Fargo & Company (C)	16,200	813,726
Yield (%)	Shares	Value
Short-term investments 3.8%	$3,766,890
(Cost $3,766,890)
Money market funds 1.9%	1,880,890
State Street Institutional Treasury Money Market Fund	0.1299(Y	)	1,880,890	1,880,890
Par value^	Value
Repurchase agreement 1.9%	$1,886,000
Repurchase Agreement with State Street Corp. dated 1-29-16 at 0.030% to be repurchased at $1,886,005 on 2-1-16, collateralized by $1,810,000 U.S. Treasury Notes, 2.750% due 2-15-19 (valued at $1,927,650, including interest)	1,886,000	1,886,000
Total investments (Cost $103,659,008)† 100.6%	$98,622,002
Other assets and liabilities, net (0.6%)	($604,449)
Total net assets 100.0%	$98,017,553

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 1-31-16 was $27,142,656.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-16.
†	At 1-31-16, the aggregate cost of investment securities for federal income tax purposes was $116,859,811. Net unrealized depreciation aggregated $18,237,809, of which $1,821,804 related to appreciated investment securities and $20,059,613 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-16:

Telecommunication services	17.4
Utilities	16.8
Consumer staples	15.6
Financials	11.3
Industrials	8.0
Health care	7.8
Energy	6.5
Information technology	5.6
Consumer discretionary	5.1
Materials	2.7
Short-term investments and other	3.2
Total	100.0

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2016, by major security category or type:

	Total value at 1-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,580,125	—	$3,580,125	—
Canada	5,972,142	$5,972,142	—	—
France	6,300,643	—	6,300,643	—
Germany	6,225,054	—	6,225,054	—
Italy	1,719,699	—	1,719,699	—
Netherlands	1,186,110	1,186,110	—	—
Norway	2,498,540	—	2,498,540	—
Singapore	1,171,830	—	1,171,830	—
Spain	679,684	—	679,684	—
Sweden	890,960	—	890,960	—
Switzerland	2,622,593	—	2,622,593	—
Taiwan	802,365	802,365	—	—
United Kingdom	15,596,191	1,393,837	14,202,354	—
United States	45,609,176	45,609,176	—	—
Short-term investments	3,766,890	1,880,890	1,886,000	—
Total investments in securities	$98,622,002	$56,844,520	$41,777,482	—
Other financial instruments:
Written options	($986,813)	($986,813)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       5

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2016, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the period ended January 31, 2016 and the contracts held at January 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	225	$765,936
Options written	560	2,155,700
Option closed	(555)	(2,198,862)
Options exercised	—	—
Options expired	(5)	(46,746)
Outstanding, end of period	225	$676,028

Options	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
S&P 500 Index	$1,885	Feb 2016	150	$659,212	($972,750)
S&P 500 Index	2,030	Feb 2016	75	16,816	(14,063)
Total				$676,028	($986,813)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q1	01/16
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		3/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 18, 2016